Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2023 AUD ($) item	Sep. 30, 2022 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 89,700	$ 108,744
Carrying amount of associated liabilities	70,962	78,032
Fair value of transferred assets	4,306	4,955
Fair value of transferred liabilities	4,294	4,932
Net fair value position	12	23
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	356	406
Carrying amount of transferred assets	4,329	5,001
Carrying amount of associated liabilities	4,298	4,973
Fair value of transferred assets	4,306	4,955
Fair value of transferred liabilities	4,294	4,932
Net fair value position	$ 12	$ 23
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 50,296	$ 45,809
Carrying amount of associated liabilities	41,605	31,802
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	35,075	57,934
Carrying amount of associated liabilities	25,059	41,257
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	77,373	98,695
Carrying amount of associated liabilities	62,351	72,389
Fair value of transferred assets	5,088	5,948
Fair value of transferred liabilities	5,079	5,919
Net fair value position	9	29
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	5,114	6,004
Carrying amount of associated liabilities	5,082	5,961
Fair value of transferred assets	5,088	5,948
Fair value of transferred liabilities	5,079	5,919
Net fair value position	9	29
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	43,291	39,179
Carrying amount of associated liabilities	36,954	28,664
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	28,968	53,512
Carrying amount of associated liabilities	$ 20,315	$ 37,764